Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue from External Customer [Line Items]
Net Sales	$ 2,328,526	$ 1,635,420
Cost of Sales	846,968	281,962
Gross Profit	1,481,558	1,353,458
Sales Of Health Care Supplement [Member]
Revenue from External Customer [Line Items]
Net Sales	1,799,074	1,373,412
Cost of Sales	158,563	163,962
Gross Profit	1,640,511	1,209,450
Technical Supporting Services [Member]
Revenue from External Customer [Line Items]
Net Sales	529,452	56,356
Cost of Sales	261,710	0
Gross Profit	267,742	56,356
Sales Of Acer Truncatum Seedlings [Member]
Revenue from External Customer [Line Items]
Net Sales		205,652
Cost of Sales	426,695	118,000
Gross Profit	$ (426,695)	$ 87,652